Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Schedule of Disclosure of Geographical Areas
Revenue based on customers’ headquarters and non-current assets by geography were as follows:

	Year ended December 31,
Revenue by Geography	2025	2024	2023
(in millions)
United States	$3,395	$3,713	$4,262
Europe, the Middle East and Africa	1,710	1,423	1,533
Other	1,686	1,614	1,597
Total	$6,791	$6,750	$7,392

	As of December 31,
Non-current Assets by Geography	2025	2024
(in millions)
United States	$3,608	$3,575
Germany	2,137	2,289
Singapore	4,364	3,975
Other	488	301
Total	$10,597	$10,140